Finance income (Tables)	12 Months Ended
Dec. 31, 2024
Finance income.
Summary of finance income

	Years Ended December 31,
in €‘000	2024	2023	2022
Interest income	9,285	7,683	5,250
Other finance income	1,667	5,165	—
Total	10,952	12,848	5,250